November 22, 2006

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

         Re:      E*TRADE Funds (the "Trust")
                  File Nos. 811-09093/333-137089

Dear Sir or Madam:

         Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Trust's stand alone prospectuses and Statements of Additional Information for the E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund do not differ from those contained in Post-Effective Amendment No. 55 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on November 17, 2006 (Accession No. # 0000935069-06-003071).

         Any  questions  with respect to this filing should be directed to me at
(703) 236-8524.

                                                           Very truly yours,


                                                           Dilia M. Caballero

cc:      L. Gottfried - E*TRADE Fund
         E. Godes - Kobren Insight Funds
         J. Kanter - Dechert LLP
         A. Maher - PFPC Inc.